Fair Value of Assets and Liabilities - Schedule of Level 3 Fair value Measurements (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Level 3 Fair value Measurements [Abstract]
Issuance of warrants	$ 2,739,289	RM 11,181,777
Fair value change	(2,747,370)	(11,214,763)
Currency realignment	8,731	35,640
At end of the year	$ 650	RM 2,654